CONTINGENCIES AND CAPITAL COMMITMENTS (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2025	Jan. 31, 2026
Disclosure of other provisions
Bank guarantee		$ 3.7
Government of Cte d'Ivoire
Disclosure of other provisions
Potential early payment termination amount		11.2
Civil Work
Disclosure of other provisions
Capital commitments		6.3
Cte d'Ivoire
Disclosure of other provisions
Additional early termination payments, cumulative fee		3.8
Caylloma Mine
Disclosure of other provisions
Undiscounted closure costs	$ 18.2
Progressive closure activities	2.4
Post closure activities	2.3
Guarantees with government current year	$ 13.5	$ 15.2
Caylloma Mine | Entering into significant commitments or contingent liabilities
Disclosure of other provisions
Guarantees with government current year			$ 17.6